Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT1-0426
1.9885499.108
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 5.5%
Financials - 0.4%
Insurance - 0.4%
QBE Insurance Group Ltd	3,983,433	54,596,037
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd	1,303,647	20,847,680
Materials - 4.9%
Metals & Mining - 4.9%
BHP Group Ltd (e)	5,023,484	173,020,667
Fortescue Ltd	4,385,533	64,131,184
Rio Tinto Ltd (e)	979,153	103,331,820
Rio Tinto PLC	2,812,147	256,564,360
TOTAL MATERIALS		597,048,031
TOTAL AUSTRALIA		672,491,748
AUSTRIA - 0.6%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
OMV AG	379,828	22,533,968
Financials - 0.1%
Banks - 0.1%
Raiffeisen Bank International AG	338,380	17,118,894
Materials - 0.1%
Metals & Mining - 0.1%
voestalpine AG	277,865	13,174,690
Utilities - 0.1%
Electric Utilities - 0.1%
Verbund AG Class A	220,022	16,156,751
TOTAL AUSTRIA		68,984,303
BELGIUM - 2.0%
Consumer Staples - 1.5%
Beverages - 1.5%
Anheuser-Busch InBev SA/NV	2,607,252	187,677,972
Financials - 0.4%
Financial Services - 0.1%
Sofina SA	40,653	11,854,256
Insurance - 0.3%
Ageas SA/NV	472,263	33,559,827
TOTAL FINANCIALS		45,414,083
Industrials - 0.1%
Construction & Engineering - 0.1%
Ackermans & van Haaren NV	56,867	16,838,343
TOTAL BELGIUM		249,930,398
CHINA - 0.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Wilmar International Ltd	6,925,000	18,454,327
Financials - 0.4%
Banks - 0.4%
BOC Hong Kong Holdings Ltd	9,482,000	50,055,386
TOTAL CHINA		68,509,713
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	496,572	28,687,827
DENMARK - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	208,378	16,834,684
FINLAND - 0.7%
Information Technology - 0.7%
Communications Equipment - 0.7%
Nokia Oyj	13,824,928	89,045,143
FRANCE - 15.4%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Orange SA	4,841,282	89,999,629
Consumer Discretionary - 0.8%
Automobile Components - 0.7%
Cie Generale des Etablissements Michelin SCA Series B	1,872,201	69,525,381
Valeo SE	567,837	7,955,872
		77,481,253
Automobiles - 0.1%
Renault SA	483,614	18,275,269
TOTAL CONSUMER DISCRETIONARY		95,756,522
Consumer Staples - 0.6%
Beverages - 0.4%
Pernod Ricard SA	525,672	46,782,746
Consumer Staples Distribution & Retail - 0.2%
Carrefour SA	1,476,050	24,176,505
TOTAL CONSUMER STAPLES		70,959,251
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
TotalEnergies SE	4,606,769	333,917,748
Financials - 5.0%
Banks - 4.2%
BNP Paribas SA	2,651,160	286,676,711
Credit Agricole SA	2,953,116	63,953,953
Societe Generale SA Series A	1,843,246	161,522,748
		512,153,412
Insurance - 0.8%
AXA SA	2,047,934	93,384,032
TOTAL FINANCIALS		605,537,444
Industrials - 3.7%
Building Products - 1.0%
Cie de Saint-Gobain SA	1,211,067	119,539,014
Commercial Services & Supplies - 0.1%
Elis SA	549,337	15,953,337
Construction & Engineering - 2.0%
Bouygues SA	494,823	26,752,018
Eiffage SA	188,700	27,948,259
Vinci SA	1,331,410	191,436,430
		246,136,707
Ground Transportation - 0.1%
Ayvens SA (b)(c)	948,150	13,767,648
Machinery - 0.2%
Alstom SA (d)	877,458	28,015,835
Professional Services - 0.1%
Teleperformance SE	140,557	9,096,864
Trading Companies & Distributors - 0.2%
Rexel SA	591,575	24,921,481
TOTAL INDUSTRIALS		457,430,886
Information Technology - 0.5%
IT Services - 0.5%
Capgemini SE	406,764	63,202,278
Materials - 0.1%
Chemicals - 0.1%
Arkema SA	164,340	9,905,600
Real Estate - 0.2%
Retail REITs - 0.2%
Klepierre SA	582,621	22,403,382
Utilities - 1.1%
Multi-Utilities - 1.1%
Engie SA	4,624,942	138,084,298
TOTAL FRANCE		1,887,197,038
GERMANY - 9.8%
Communication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Deutsche Telekom AG	8,917,558	299,257,993
Consumer Discretionary - 2.1%
Automobile Components - 0.2%
Continental AG	284,879	22,503,083
Automobiles - 1.8%
Bayerische Motoren Werke AG	837,320	86,765,859
Mercedes-Benz Group AG	1,904,875	130,187,250
		216,953,109
Hotels, Restaurants & Leisure - 0.1%
TUI AG (d)	1,191,217	12,730,674
TOTAL CONSUMER DISCRETIONARY		252,186,866
Health Care - 2.2%
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG	549,492	24,737,591
Fresenius SE & Co KGaA	1,084,521	60,690,200
		85,427,791
Pharmaceuticals - 1.5%
Bayer AG	2,591,331	137,059,864
Merck KGaA	340,900	50,791,636
		187,851,500
TOTAL HEALTH CARE		273,279,291
Industrials - 1.9%
Air Freight & Logistics - 1.2%
Deutsche Post AG	2,532,183	141,621,218
Machinery - 0.5%
Daimler Truck Holding AG	1,272,232	61,769,327
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	1,580,395	16,297,895
Trading Companies & Distributors - 0.2%
Brenntag SE	323,717	19,723,102
TOTAL INDUSTRIALS		239,411,542
Materials - 0.2%
Chemicals - 0.1%
Evonik Industries AG	663,748	10,306,735
Metals & Mining - 0.1%
thyssenkrupp AG	1,297,217	17,360,139
TOTAL MATERIALS		27,666,874
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
RWE AG	1,746,171	110,776,970
TOTAL GERMANY		1,202,579,536
HONG KONG - 0.9%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Swire Pacific Ltd A Shares	1,230,900	11,880,270
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
CK Asset Holdings Ltd	5,169,500	30,333,698
Sun Hung Kai Properties Ltd	4,051,000	65,182,307
TOTAL REAL ESTATE		95,516,005
TOTAL HONG KONG		107,396,275
INDONESIA - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	545,833	39,720,267
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	5,636,131	63,133,446
ISRAEL - 1.2%
Financials - 1.1%
Banks - 1.1%
Bank Leumi Le-Israel BM	3,926,015	94,652,978
Israel Discount Bank Ltd Class A	3,226,326	38,147,806
TOTAL FINANCIALS		132,800,784
Information Technology - 0.1%
Software - 0.1%
Nice Ltd (d)	162,859	17,396,356
TOTAL ISRAEL		150,197,140
ITALY - 1.1%
Financials - 1.0%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA	5,690,231	58,910,091
Banco BPM SpA	3,996,582	59,785,338
TOTAL FINANCIALS		118,695,429
Industrials - 0.1%
Machinery - 0.1%
Iveco Group NV	500,767	11,200,933
TOTAL ITALY		129,896,362
JAPAN - 26.7%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.7%
NTT Inc	78,933,500	79,318,697
Interactive Media & Services - 0.1%
LY Corp	6,543,600	16,754,378
TOTAL COMMUNICATION SERVICES		96,073,075
Consumer Discretionary - 6.0%
Automobile Components - 1.5%
Aisin Corp	1,481,500	26,454,673
Bridgestone Corp	3,087,300	69,508,267
Denso Corp	5,144,400	71,377,340
Yokohama Rubber Co Ltd/The	386,200	15,197,454
		182,537,734
Automobiles - 3.6%
Honda Motor Co Ltd	10,723,800	107,855,018
Isuzu Motors Ltd	1,468,000	23,571,853
Mazda Motor Corp	1,583,200	12,137,935
Subaru Corp	1,527,500	32,792,634
Suzuki Motor Corp	5,182,000	70,534,266
Toyota Motor Corp	7,673,400	173,921,503
Yamaha Motor Co Ltd	2,685,500	20,189,837
		441,003,046
Broadline Retail - 0.2%
Rakuten Group Inc (d)	4,001,600	23,917,549
Household Durables - 0.7%
Panasonic Holdings Corp	6,474,300	88,767,172
TOTAL CONSUMER DISCRETIONARY		736,225,501
Consumer Staples - 0.3%
Beverages - 0.3%
Asahi Group Holdings Ltd	4,012,000	41,802,467
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	2,424,500	53,938,701
Financials - 3.3%
Banks - 0.5%
Sumitomo Mitsui Trust Group Inc	1,860,600	62,141,806
Capital Markets - 0.8%
Nomura Holdings Inc	7,760,405	70,327,420
SBI Holdings Inc	1,428,000	32,147,531
		102,474,951
Consumer Finance - 0.1%
Credit Saison Co Ltd	391,300	10,495,518
Insurance - 1.9%
Dai-ichi Life Holdings Inc	9,761,500	85,309,051
Japan Post Holdings Co Ltd	4,548,200	54,501,402
MS&AD Insurance Group Holdings Inc	3,436,400	87,551,170
		227,361,623
TOTAL FINANCIALS		402,473,898
Health Care - 1.7%
Health Care Providers & Services - 0.0%
Medipal Holdings Corp	543,600	9,831,587
Pharmaceuticals - 1.7%
Ono Pharmaceutical Co Ltd	1,236,500	18,396,493
Shionogi & Co Ltd	2,111,900	43,482,306
Takeda Pharmaceutical Co Ltd	4,196,500	142,847,661
		204,726,460
TOTAL HEALTH CARE		214,558,047
Industrials - 8.2%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	619,600	14,040,690
Building Products - 0.2%
Agc Inc	573,500	21,119,000
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	1,148,200	20,532,718
Electrical Equipment - 0.3%
NIDEC CORP	2,768,200	39,598,444
Ground Transportation - 0.7%
Central Japan Railway Co	2,553,800	71,072,736
Seibu Holdings Inc	691,100	18,286,731
		89,359,467
Industrial Conglomerates - 0.2%
Sekisui Chemical Co Ltd	1,070,800	18,909,902
Machinery - 1.2%
Hitachi Construction Machinery Co Ltd	312,100	10,186,205
Komatsu Ltd	2,508,300	96,005,743
Kubota Corp	2,671,450	40,902,047
		147,093,995
Marine Transportation - 0.7%
Kawasaki Kisen Kaisha Ltd (e)	1,685,900	24,281,928
Mitsui OSK Lines Ltd (e)	957,100	29,926,382
Nippon Yusen KK	1,145,000	37,630,290
		91,838,600
Passenger Airlines - 0.1%
ANA Holdings Inc	421,500	8,184,333
Trading Companies & Distributors - 4.5%
Marubeni Corp	4,247,200	140,374,955
Mitsubishi Corp	10,627,100	282,323,202
Sumitomo Corp	3,195,400	129,762,292
		552,460,449
TOTAL INDUSTRIALS		1,003,137,598
Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 1.0%
Kyocera Corp	3,705,300	55,258,674
TDK Corp	5,127,300	66,158,731
		121,417,405
Semiconductors & Semiconductor Equipment - 0.7%
Renesas Electronics Corp	4,934,100	82,031,666
Technology Hardware, Storage & Peripherals - 1.4%
Brother Industries Ltd	679,900	13,803,604
Canon Inc	2,392,300	72,421,333
FUJIFILM Holdings Corp	3,281,000	65,538,827
Ricoh Co Ltd (e)	1,502,800	13,225,728
Seiko Epson Corp	827,700	10,576,226
		175,565,718
TOTAL INFORMATION TECHNOLOGY		379,014,789
Materials - 1.6%
Chemicals - 0.8%
Asahi Kasei Corp	3,602,400	34,904,360
Kuraray Co Ltd	856,900	9,221,808
Mitsubishi Chemical Group Corp	3,612,000	23,806,151
Mitsui Chemicals Inc	985,400	14,364,580
Sumitomo Chemical Co Ltd	4,373,100	13,280,932
		95,577,831
Metals & Mining - 0.8%
JFE Holdings Inc	1,686,600	22,733,572
Kobe Steel Ltd	1,045,400	15,039,953
Nippon Steel Corp (e)	14,174,000	59,063,802
		96,837,327
TOTAL MATERIALS		192,415,158
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	1,600,700	54,404,769
Utilities - 0.9%
Electric Utilities - 0.8%
Chubu Electric Power Co Inc	1,999,400	29,055,639
Kansai Electric Power Co Inc/The	2,705,600	43,146,943
Kyushu Electric Power Co Inc	1,250,700	13,920,462
Tohoku Electric Power Co Inc	1,326,400	9,564,890
		95,687,934
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	444,200	9,425,903
TOTAL UTILITIES		105,113,837
TOTAL JAPAN		3,279,157,840
LUXEMBOURG - 0.6%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	143,189	11,565,340
Materials - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA	1,124,725	61,300,204
TOTAL LUXEMBOURG		72,865,544
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fresnillo PLC	485,925	24,615,171
NETHERLANDS - 2.1%
Consumer Staples - 0.9%
Beverages - 0.1%
Heineken Holding NV Class A	296,296	21,880,661
Consumer Staples Distribution & Retail - 0.8%
Koninklijke Ahold Delhaize NV	2,365,848	92,431,638
TOTAL CONSUMER STAPLES		114,312,299
Financials - 1.1%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (b)(c)	1,516,155	55,820,235
Financial Services - 0.1%
EXOR NV	246,627	20,200,647
Insurance - 0.5%
NN Group NV	709,539	56,165,456
TOTAL FINANCIALS		132,186,338
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	314,870	11,237,990
TOTAL NETHERLANDS		257,736,627
NORWAY - 1.0%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Equinor ASA	2,225,543	59,819,320
Financials - 0.5%
Banks - 0.5%
DNB Bank ASA	2,221,555	63,828,905
TOTAL NORWAY		123,648,225
SINGAPORE - 2.8%
Financials - 2.3%
Banks - 2.3%
Oversea-Chinese Banking Corp Ltd	10,122,786	168,938,564
United Overseas Bank Ltd	3,786,400	114,118,918
TOTAL FINANCIALS		283,057,482
Industrials - 0.1%
Passenger Airlines - 0.1%
Singapore Airlines Ltd (e)	3,799,400	18,965,639
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
STMicroelectronics NV (Italy)	1,706,613	48,206,511
TOTAL SINGAPORE		350,229,632
SPAIN - 3.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica SA (e)	10,469,295	42,382,866
Financials - 3.3%
Banks - 3.3%
Banco de Sabadell SA	13,250,910	51,911,523
Banco Santander SA	27,345,687	349,151,621
TOTAL FINANCIALS		401,063,144
TOTAL SPAIN		443,446,010
SWEDEN - 5.1%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (b)	382,908	24,872,362
Financials - 2.2%
Banks - 0.6%
Svenska Handelsbanken AB A Shares	4,264,203	67,225,423
Financial Services - 1.6%
Investor AB B Shares	4,805,707	185,160,668
TOTAL FINANCIALS		252,386,091
Industrials - 1.6%
Construction & Engineering - 0.2%
Skanska AB B Shares	939,903	28,584,869
Machinery - 1.4%
Volvo AB B Shares	4,673,848	169,835,617
TOTAL INDUSTRIALS		198,420,486
Information Technology - 1.0%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson B Shares	7,710,023	83,500,822
Electronic Equipment, Instruments & Components - 0.3%
Hexagon AB B Shares	3,888,434	43,842,241
TOTAL INFORMATION TECHNOLOGY		127,343,063
Materials - 0.1%
Metals & Mining - 0.1%
SSAB AB B Shares	2,176,544	17,989,017
TOTAL SWEDEN		621,011,019
SWITZERLAND - 0.7%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Avolta AG	262,785	16,078,818
Industrials - 0.1%
Professional Services - 0.1%
Adecco Group AG	444,258	12,999,309
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	658,725	51,942,843
TOTAL SWITZERLAND		81,020,970
UNITED KINGDOM - 11.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.3%
BT Group PLC	14,986,083	39,238,626
Media - 0.2%
ITV PLC	9,417,293	10,469,999
WPP PLC	2,845,546	11,803,963
		22,273,962
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	52,821,466	77,791,568
TOTAL COMMUNICATION SERVICES		139,304,156
Consumer Discretionary - 0.2%
Distributors - 0.0%
Inchcape PLC	957,901	10,702,223
Specialty Retail - 0.2%
Kingfisher PLC	4,550,779	20,971,768
TOTAL CONSUMER DISCRETIONARY		31,673,991
Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 0.4%
J Sainsbury PLC	4,469,368	19,594,574
Marks & Spencer Group PLC	5,425,999	27,212,476
		46,807,050
Food Products - 0.1%
Associated British Foods PLC	754,706	19,723,708
Tobacco - 1.5%
British American Tobacco PLC	1,564,721	94,530,431
Imperial Brands PLC	1,988,783	83,763,124
		178,293,555
TOTAL CONSUMER STAPLES		244,824,313
Financials - 5.9%
Banks - 4.6%
Barclays PLC	36,752,400	245,287,991
HSBC Holdings PLC	7,097,737	125,210,646
NatWest Group PLC	21,158,757	192,857,526
		563,356,163
Capital Markets - 1.1%
3i Group PLC	2,620,105	120,365,324
Investec PLC	1,548,582	12,883,533
		133,248,857
Insurance - 0.2%
Beazley PLC	1,581,090	24,512,279
TOTAL FINANCIALS		721,117,299
Industrials - 1.2%
Industrial Conglomerates - 0.6%
CK Hutchison Holdings Ltd	7,173,000	57,838,099
DCC PLC	224,970	14,271,355
		72,109,454
Passenger Airlines - 0.4%
easyJet PLC	1,699,487	11,111,206
International Consolidated Airlines Group SA	6,039,709	34,561,870
		45,673,076
Trading Companies & Distributors - 0.2%
Bunzl PLC	855,142	23,980,811
TOTAL INDUSTRIALS		141,763,341
Real Estate - 0.5%
Diversified REITs - 0.3%
British Land Co PLC/The	2,637,119	14,968,065
Land Securities Group PLC	1,965,056	17,491,193
		32,459,258
Industrial REITs - 0.1%
Tritax Big Box REIT PLC	6,557,174	14,831,557
Residential REITs - 0.1%
UNITE Group PLC/The	1,098,697	8,509,256
TOTAL REAL ESTATE		55,800,071
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	903,008	11,133,035
Multi-Utilities - 0.3%
Centrica PLC	12,334,506	32,228,391
TOTAL UTILITIES		43,361,426
TOTAL UNITED KINGDOM		1,377,844,597
UNITED STATES - 6.7%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Stellantis NV (Italy)	5,347,263	52,519,802
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Shell PLC	4,779,571	183,724,372
Health Care - 4.4%
Pharmaceuticals - 4.4%
GSK PLC	10,468,975	270,745,068
Sanofi SA	2,849,162	268,743,598
TOTAL HEALTH CARE		539,488,666
Industrials - 0.4%
Electrical Equipment - 0.0%
Signify NV (b)(c)	338,532	7,186,905
Marine Transportation - 0.4%
AP Moller - Maersk A/S Series B	18,480	45,695,988
TOTAL INDUSTRIALS		52,882,893
TOTAL UNITED STATES		828,615,733
TOTAL COMMON STOCKS (Cost $9,543,070,550)		12,234,795,248

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $3,694,725)	3.82	3,699,000	3,695,308

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	23,743,539	23,748,287
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	276,847,476	276,875,161
TOTAL MONEY MARKET FUNDS (Cost $300,623,611)			300,623,448

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $9,847,388,886)	12,539,114,004
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(248,880,021)
NET ASSETS - 100.0%	12,290,233,983

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	370	3/2026	56,180,800	2,563,796

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,647,150 or 0.8% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $76,774,788 or 0.6% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,727,274.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	151,469,181	277,070,482	404,790,833	816,295	(543)	-	23,748,287	23,743,539	0.0%
Fidelity Securities Lending Cash Central Fund	52,834,985	395,865,738	171,809,762	351,579	(15,638)	(162)	276,875,161	276,847,476	0.9%
Total	204,304,166	672,936,220	576,600,595	1,167,874	(16,181)	(162)	300,623,448

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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